FPA U.S. VALUE FUND, INC.

PORTFOLIO OF INVESTMENTS

March 31, 2020

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
INTERNET MEDIA — 18.5%
Alphabet, Inc. (Class C)(a)	4,550	$5,290,785
Automatic Data Processing, Inc.	2,320	317,098
Facebook, Inc. (Class A)(a)	22,620	3,773,016
Tencent Holdings Ltd. (ADR) (China)	25,700	1,261,613
		$10,642,512
CONSUMER FINANCE — 9.8%
American Express Co.	2,125	$181,921
Mastercard, Inc. (Class A)	7,510	1,814,116
PayPal Holdings, Inc.(a)	13,100	1,254,194
Visa, Inc. (A Shares)	14,785	2,382,159
		$5,632,390
E-COMMERCE DISCRETIONARY — 8.9%
Alibaba Group Holding Ltd. (ADR) (China)(a)	6,090	$1,184,383
Amazon.com, Inc.(a)	2,010	3,918,937
		$5,103,320
INFRASTRUCTURE SOFTWARE — 7.9%
Microsoft Corp.	28,985	$4,571,224

APPAREL, FOOTWEAR & ACCESSORY DESIGN — 5.0%
Adidas AG (Germany)	5,980	$1,357,980
NIKE, Inc. (Class B)	18,695	1,546,824
		$2,904,804
INFORMATION TECHNOLOGY SERVICES — 5.0%
Accenture plc (Class A) (Ireland)	7,880	$1,286,489
Autodesk, Inc.(a)	8,035	1,254,263
MSCI, Inc.	1,255	362,645
		$2,903,397
APPLICATION SOFTWARE — 5.0%
Activision Blizzard, Inc.	6,900	$410,412
Adobe, Inc.(a)	3,830	1,218,859
Salesforce.com, Inc.(a)	8,550	1,231,029
		$2,860,300
COMMUNICATIONS EQUIPMENT — 4.5%
Apple, Inc.	10,285	$2,615,373

ENTERTAINMENT CONTENT — 3.7%
Netflix, Inc.(a)	2,615	$981,932
Walt Disney Co. (The)	12,095	1,168,377
		$2,150,309
MANAGED CARE — 3.4%
Anthem, Inc.	2,220	$504,029
UnitedHealth Group, Inc.	5,900	1,471,342
		$1,975,371
MEDICAL DEVICES — 2.4%
Abbott Laboratories	4,850	$382,714
Medtronic plc (Ireland)	3,950	356,211

	Shares	Fair Value
COMMON STOCKS - Continued
Stryker Corp.	3,900	$649,311
		$1,388,236
CABLE & SATELLITE — 2.0%
Comcast Corp. (Class A)	33,550	$1,153,449

ENTERTAINMENT FACILITIES — 1.8%
Electronic Arts, Inc.(a)	1,750	$175,298
Madison Square Garden Co. (The) (Class A)(a)	4,025	850,925
		$1,026,223
HOME PRODUCTS STORES — 1.6%
Home Depot, Inc. (The)	5,075	$947,553

LIFE SCIENCE EQUIPMENT — 1.6%
Danaher Corp.	1,820	$251,906
Thermo Fisher Scientific, Inc.	2,350	666,460
		$918,366
AIRCRAFT & PARTS — 1.5%
Airbus SE (France)	12,940	$846,872

PRIVATE EQUITY — 1.1%
KKR & Co., Inc. (Class A)	27,365	$642,257

DIVERSIFIED BANKS — 1.0%
JPMorgan Chase & Co.	6,380	$574,391

INSURANCE BROKERS — 1.0%
Aon plc (Britain)	3,420	$564,437

INTERNET BASED SERVICES — 0.9%
Booking Holdings, Inc.(a)	155	$208,525
GoDaddy, Inc. (Class A)(a)	5,800	331,238
		$539,763
MANAGED HEALTH CARE — 0.9%
Humana, Inc.	1,685	$529,124

SPECIALTY PHARMACEUTICALS — 0.8%
Zoetis, Inc.	3,910	$460,168

HEALTH CARE SERVICES — 0.7%
IQVIA Holdings, Inc.(a)	3,490	$376,431

DEFENSE PRIMES — 0.7%
Lockheed Martin Corp.	720	$244,044
Northrop Grumman Corp.	425	128,584
		$372,628

	Shares or Principal Amount	Fair Value
COMMON STOCKS - Continued
COMMERCIAL & RESIDENTIAL BUILDING EQUIPMENT & SYSTEMS — 0.7%
Honeywell International, Inc.	2,780	$371,936

AUTOMOTIVE RETAILERS — 0.6%
O’Reilly Automotive, Inc.(a)	1,190	$358,250

HEALTH CARE FACILITIES — 0.4%
HCA Holdings, Inc.	2,500	$224,625

INDUSTRIALS — 0.3%
Huntington Ingalls Industries, Inc.	1,000	$182,210

OTHER COMMON STOCKS — 5.0%(a)(b)		$2,879,607

TOTAL COMMON STOCKS — 96.7% (Cost $46,333,568)		$55,715,526

TOTAL INVESTMENT SECURITIES — 96.7% (Cost $46,333,568)		$55,715,526

SHORT-TERM INVESTMENTS — 3.0%
State Street Bank Repurchase Agreement — 0.00% 4/1/2020
(Dated 03/31/2020, repurchase price of $1,709,000, collateralized by $1,610,000 principal amount U.S. Treasury Notes — 2.75% 2023, fair value $1,747,283)	$1,709,000	$1,709,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,709,000)		$1,709,000

TOTAL INVESTMENTS — 99.7% (Cost $48,042,568)		$57,424,526
Other Assets and Liabilities, net — 0.3%		157,337
NET ASSETS — 100.0%		$57,581,863

(a)              Non-income producing security.

(b)              As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

See Notes to Financial Statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of March 31, 2020:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Internet Media	$10,642,512	—	—	$10,642,512
Consumer Finance	5,632,390	—	—	5,632,390
E-Commerce Discretionary	5,103,320	—	—	5,103,320
Infrastructure Software	4,571,224	—	—	4,571,224
Apparel, Footwear & Accessory Design	2,904,804	—	—	2,904,804
Information Technology Services	2,903,397	—	—	2,903,397
Application Software	2,860,300	—	—	2,860,300
Communications Equipment	2,615,373	—	—	2,615,373
Entertainment Content	2,150,309	—	—	2,150,309
Managed Care	1,975,371	—	—	1,975,371
Medical Devices	1,388,236	—	—	1,388,236
Cable & Satellite	1,153,449	—	—	1,153,449
Entertainment Facilities	1,026,223	—	—	1,026,223
Home Products Stores	947,553	—	—	947,553
Life Science Equipment	918,366	—	—	918,366
Aircraft & Parts	846,872	—	—	846,872
Private Equity	642,257	—	—	642,257
Diversified Banks	574,391	—	—	574,391
Insurance Brokers	564,437	—	—	564,437
Internet Based Services	539,763	—	—	539,763
Managed Health Care	529,124	—	—	529,124
Specialty Pharmaceuticals	460,168	—	—	460,168
Health Care Services	376,431	—	—	376,431
Defense Primes	372,628	—	—	372,628
Commercial & Residential Building Equipment & Systems	371,936	—	—	371,936
Automotive Retailers	358,250	—	—	358,250
Health Care Facilities	224,625	—	—	224,625
Industrials	182,210	—	—	182,210
Other Common Stocks	2,879,607	—	—	2,879,607
Short-Term Investment	—	$1,709,000	—	1,709,000
	$55,715,526	$1,709,000	—	$57,424,526

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were no transfers between Levels 1, 2, or 3 during the period ended March 31, 2020.

NOTE 2 — Federal Income Tax

The cost of investment securities held at March 31, 2020 (excluding short-term investments), was $47,041,790  for federal income tax purposes.  Net unrealized appreciation consists of:

Gross unrealized appreciation:	$9,034,232
Gross unrealized depreciation:	(360,496)
Net unrealized appreciation:	$8,673,736